[Letterhead of TroyGould]

                               September 16, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

            Re:   Santa Monica Media Corporation
                  CIK 0001337927
                  --------------------------------

Ladies and Gentlemen:


         On behalf of our client, Santa Monica Media Corporation (the "Company"), we are submitting the attached Registration Statement on Form S-1 (the "Registration Statement"). The Registration Statement is an initial public offering of the Company's securities and covers 15,600,000 units each consisting of one share of common stock and one warrant.

         If you have any questions or comments regarding this filing please do not hesitate to contact either Sheri M. Watts on (310) 789-1291;
swatts@troygould.com or the undersigned on the above-referenced number.




                                  Kind regards,


                                  David L. Ficksman
                                  of Troy & Gould


20105410003


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